Sales by Product	12 Months Ended
Dec. 31, 2012
Sales by Product

Note 13: Sales by Product

The Company derives substantially all of its sales from the distribution of metals. The following table shows the Company’s percentage of sales by major product line:

	Year Ended December 31,
Product Line	2012	2011	2010
	(Percentage of Sales)
Carbon Steel Flat	25%	27%	29%
Carbon Steel Plate	13	11	8
Carbon Steel Long	15	10	9
Stainless Steel Flat	15	18	21
Stainless Steel Plate	4	4	4
Stainless Steel Long	4	4	3
Aluminum Flat	14	15	15
Aluminum Plate	3	3	3
Aluminum Long	4	4	4
Other	3	4	4

Total	100%	100%	100%

No customer accounted for more than 2 percent of Company sales for the years ended December 31, 2012, 2011 and 2010. The top ten customers accounted for less than 10 percent of its sales for the year ended December 31, 2012. A significant majority of the Company’s sales are attributable to its U.S. operations and a significant majority of its long-lived assets are located in the United States. The only operations attributed to foreign countries relate to the Company’s subsidiaries in Canada, China, Mexico and Brazil, which in aggregate comprised 13 percent of the Company’s sales during the year ended December 31, 2012 and 14 percent during the years ended December 31, 2011 and 2010; Canadian, Chinese, Mexican and Brazilian assets were 16 percent, 15 percent and 15 percent of total Company assets at December 31, 2012, 2011 and 2010, respectively.